Leases - Consolidated balance sheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Leases
Right-of-use assets	¥ 12,442	$ 1,804	¥ 31,132
Current portion of lease liabilities	9,761	1,415	22,132
Non-current lease liabilities	¥ 854	$ 124	¥ 25,807